Convertible Debt (Details) - Schedule of Significant Inputs into the Fair Value of the Promissory Notes	9 Months Ended
Sep. 30, 2023 $ / shares
Minimum [Member]
Schedule of Significant Inputs into the Fair Value of the Promissory Notes [Line Items]
Stock price (in Dollars per share)	$ 2.92
Expected life in years	8 months 26 days
Risk free rate	5.32%
Expected volatility	74.65%
Discount rate	78.54%
Maximum [Member]
Schedule of Significant Inputs into the Fair Value of the Promissory Notes [Line Items]
Stock price (in Dollars per share)	$ 4.82
Expected life in years	1 year
Risk free rate	5.57%
Expected volatility	75.00%
Discount rate	82.88%